Notes to the Balance Sheet - Summary of Other Financial Assets at Amortized Cost - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Interest Income	€ 18.3	€ (3.0)	€ (1.7)